Commitments and Contingencies (Lease and Other Commitments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Lease Agreement, Israel Corporate Premises [Member]
Future minimum payments, operating leases:
Bank guarantee	$ 22
Value Added Tax And Customs Commitments [Member]
Future minimum payments, operating leases:
Bank guarantee	16
Corporate Premises [Member]
Future minimum payments, operating leases:
Year ending December 31, 2015	404
Year ending December 31, 2016	359
Lease expense	551	487	524
Motor Vehicles [Member]
Future minimum payments, operating leases:
Year ending December 31, 2015	171
Year ending December 31, 2016	55
Year ending December 31, 2017	10
Operating leases, future minimum payments due	236
Lease expense	$ 208	$ 233	$ 184